Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net
6.	Property and Equipment, net
Property and equipment consist of the following (in thousands):

	Estimated Useful Life (in Years)	June 30, 2024	December 31, 2023
Computers and purchased software	3	$618	$618
Leasehold improvements	Shorter of useful life or lease term	1,943	1,943
Furniture and fixtures	5	291	291
Machinery and equipment	3-5	3,072	2,893

Property and equipment—at cost		5,924	5,745

Less accumulated depreciation and amortization		(3,984)	(3,559)

Construction in progress		1,314	1,195

Property and equipment—net		$3,254	$3,381

Depreciation expense was $0.2 million for each of the three months ended June 30, 2024 and 2023, and $0.6 million and $0.4 million for the six months ended June 30, 2024 and 2023, respectively, recorded as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Cost of revenue	$112	$59	$314	$218
Research and development	50	46	$99	83
General and administrative	21	35	$84	70
Sales and marketing	14	14	$67	28

Total depreciation and amortization expense	$197	$154	$564	$399

6.	Property and Equipment, net
Property and equipment consist of the following (in thousands):

	Estimates Useful Life (in Years)	December 31,
		2023	2022
Computers and purchased software	3	$618	$575
Leasehold improvements	Shorter of useful life or lease term	1,943	1,822
Furniture and fixtures	5	291	251
Machinery and equipment	3-5	2,893	2,002

Property and equipment—at cost		5,745	4,650

Less accumulated depreciation and amortization		(3,559)	(2,851)

Construction in progress		1,195	583

Property and equipment—net		$3,381	$2,382

Depreciation expense was $0.7 million and $0.9 million for the years ended December 31, 2023 and 2022, respectively, recorded as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$367	$568
Research and development	179	90
General and administrative	138	160
Sales and marketing	62	57

Total depreciation and amortization expense	$746	$875